Disclosures on equity (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disclosures on equity [Line Items]
Capital amount in shares	$ 1,577,643	$ 477,386
Series A preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of authorized shares	142,819,552	142,819,552
Number of fully subscribed and paid shares	142,819,552	142,819,552
Number of subscribed, partially paid shares	0	0
Increase (decrease) in the number of current shares	0	0
Number of current shares	142,818,904	142,819,552
Number of shares owned by the entity or its subsidiaries or associates	648	0
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	0	0
Capital amount in shares	$ 134,750	$ 134,750
Total number of subscribed shares, total	142,819,552	142,819,552
Series B preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of authorized shares	142,818,904	120,376,972
Number of fully subscribed and paid shares	142,818,904	120,376,972
Number of subscribed, partially paid shares	0	0
Increase (decrease) in the number of current shares	0	0
Number of current shares	142,818,904	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	0	0
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	0	0
Capital amount in shares	$ 1,442,893	$ 342,636
Total number of subscribed shares, total	142,818,904	120,376,972